Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Balance Sheet (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001
Common stock, par value	0.0001	0.0001
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001